Basis of presentation and significant accounting policies (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Social contributions
Contributions	$ 20,608	$ 16,300	$ 12,891
Russian subsidiaries | Pension Fund | Minimum
Social contributions
Percentage of employee's annual compensation contributed by employer	8.00%
Russian subsidiaries | Pension Fund | Maximum
Social contributions
Percentage of employee's annual compensation contributed by employer	22.00%
Russian subsidiaries | Social Security Fund | Minimum
Social contributions
Percentage of employee's annual compensation contributed by employer	0.00%
Russian subsidiaries | Social Security Fund | Maximum
Social contributions
Percentage of employee's annual compensation contributed by employer	2.90%
Russian subsidiaries | Federal Medical Insurance Fund | Minimum
Social contributions
Percentage of employee's annual compensation contributed by employer	0.00%
Russian subsidiaries | Federal Medical Insurance Fund | Maximum
Social contributions
Percentage of employee's annual compensation contributed by employer	5.10%
Russian subsidiaries | Mandatory accident insurance | Minimum
Social contributions
Percentage of employee's annual compensation contributed by employer	0.20%
Russian subsidiaries | Mandatory accident insurance | Maximum
Social contributions
Percentage of employee's annual compensation contributed by employer	8.50%